Taxation (Details 3)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2016
Sales tax
Business tax rate, low end of range (as a percent)			3.00%
Business tax rate, high end of range (as a percent)			5.00%
Cultural development fee rate on advertising services revenue (as a percent)			3.00%
Value added tax rate (as a percent)			17.00%
Value added tax rate changed from business tax rate (as a percent)		6.00%
Business tax rate (as a percent)	5.00%